Note 15 - Business Segment Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
15.
Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC
280
Segment Reporting
, Avalon's reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third
parties. The segment disclosures are presented on this basis for all years presented.

Avalon's primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon's golf and related operations segment consists of
four
golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging and resort related amenities including dining, banquet and conference facilities, a multipurpose recreation center and a travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, salon and spa services and food and beverage sales.

Avalon does
not
have significant operations located outside the United States and, accordingly, geographical segment information is not
presented. In
2020
and
2019,
no
customer individually accounted for
10%
or more of Avalon's business segment or consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note
2
). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income (loss) to consolidated income (loss) before taxes is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Net operating revenues from:
Waste management services:
External customer revenues	$40,371	$48,731
Intersegment revenues	-	-
Total waste management services	40,371	48,731

Golf and related operations:
External customer revenues	18,349	19,626
Intersegment revenues	41	61
Total golf and related operations	18,390	19,687

Segment operating revenues	58,761	68,418
Intersegment eliminations	(41)	(61)
Total net operating revenues	$58,720	$68,357

Income (loss) before income taxes:
Waste management services	$4,588	$4,423
Golf and related operations	(190)	(803)
Segment income before taxes	4,398	3,620
Corporate interest expense	(1,170)	(770)
Corporate other income (expense), net	16	64
General corporate expenses	(3,192)	(3,289)
Income (loss) before income taxes	$52	$(375)

Depreciation and amortization expense:
Waste management services	$89	$59
Golf and related operations	2,671	2,330
Corporate	149	133
Total depreciation and amortization expense	$2,909	$2,522

Interest expense:
Waste management services	$6	$3
Golf and related operations	34	64
Corporate	1,170	770
Total interest expense	$1,210	$837

Gain on debt extinguishment:
Waste management services	$553	$-
Golf and related operations	248	-
Corporate	-	-
Total interest expense	$801	$-

	Year Ended December 31,
	2020	2019
Capital expenditures:
Waste management services	$99	$182
Golf and related operations	4,870	7,536
Corporate	118	204
Total capital expenditures	$5,087	$7,922

	December 31,
	2020	2019
Total assets:
Waste management services	$31,875	$31,574
Golf and related operations	57,863	55,369
Corporate	59,425	58,638
Subtotal	149,163	145,581
Elimination of intersegment receivables	(71,213)	(66,417)
Total assets	$77,950	$79,164

In comparing the total assets at
December 31, 2020
with those at
December 31, 2019,
the increase in the total assets of the waste management services segment of
$0.3
million is primarily a result of an increase in intersegment transactions, which are eliminated in consolidation, partially offset by a decrease in accounts receivable. The increase in total assets of the golf and related operations segment of
$2.5
million was primarily due to capital expenditures related to the expansion of The Grand Resort partially offset by current year depreciation on property and equipment and a decrease in accounts receivable. The increase in corporate total assets of approximately
$0.8
million is primarily due to an increase in operating cash and cash equivalents and intersegment transactions, which are eliminated in consolidation, partially offset by a decrease in restricted cash utilized for the expansion of The Grand Resort.